VY Invesco Growth and Income Portfolio Investment Strategy - VY Invesco Growth and Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Portfolio invests primarily in what the sub-adviser (the “Sub-Adviser”) believes to be income-producing equity securities, including common stocks and convertible securities. Although the Portfolio may invest in companies of any size, under normal market conditions, it is currently expected that the Sub-Adviser will invest a substantial percentage of its assets in large-capitalization issuers. The Portfolio emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. The Sub-Adviser looks for catalysts for change that may positively impact a company. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”) and up to 25% of its total assets in securities of foreign (non-U.S.) issuers, which may include depositary receipts. The Portfolio may purchase and sell certain derivative instruments, such as options, futures, options on futures, and forward foreign currency exchange contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management, to gain exposure to certain asset classes, to seek to hedge against adverse movement in foreign currencies and to seek to mitigate risks. The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Portfolio may dispose of a security when, in the opinion of the Sub-Adviser, the security reaches the Sub-Adviser’s estimate of fair value or when the Sub-Adviser identifies a more attractive investment opportunity. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.